Stockholder's Equity and Stock-based Compensation - Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Beginning balance (in shares)	890,341	847,635	560,797
Options granted (in shares)	10,000
Options exercised (in shares)	(70,086)	(15,000)
Options cancelled (in shares)	(134)
Options forfeited (in shares)	(44,231)
Ending balance (in shares)	785,890	890,341	847,635
Options exercisable and vested (in shares)	474,905
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 36.17
Options granted (usd per share)	24.50
Options exercised (usd per share)	3.10
Options cancelled (usd per share)	61.05
Options forfeited (usd per share)	100.85
Ending balance (usd per share)	35.33	$ 36.17
Options exercisable and vested (usd per share)	52.76
Additional Disclosures
Weighted average grant date fair value for stock option awards (usd per share)	$ 15.23	$ 8.10	$ 2.04
Weighted average remaining contractual life, outstanding	5 years 4 months 24 days	6 years 4 months 24 days
Weighted average remaining contractual life, Options exercisable and vested	5 years
Aggregate intrinsic value, outstanding	$ 572	$ 6,774
Aggregate intrinsic value, Options exercisable and vested	$ 213